Share based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock options outstanding
			Average remaining
Exercise price	# of options	#of options	contractual
per share	outstanding	exercisable	life (in years)
$0.52	100,000	100,000	4.5
$0.59	150,000	100,000	3.8
$1.35	236,900	236,900	0.0
$1.45	37,500	37,500	2.0
$1.48	37,500	37,500	1.5
$1.50	50,000	50,000	1.6
$1.57	30,000	30,000	0.1
$1.73	92,600	92,600	0.9
$1.82	135,000	135,000	0.8
$2.10	300,000	300,000	0.7
	1,169,500	1,119,500	1.4

Stock option activity
	For the year ended		For the year ended
	December 31, 2019		December 31, 2018
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	1,297,000	$1.58	1,648,667	$1.60
Granted	100,000	$0.52	1,150,000	$1.06
Exercised	-	-	(6,667)	$0.76
Expired	(47,500)	$(1.51)	(65,000)	$1.17
Forfeited	(180,000)	$(1.70)	(1,430,000)	$1.21
Options outstanding, end of the period	1,169,500	$1.48	1,297,000	$1.58
Options exercisable, end of the period	1,119,500	$1.52	1,197,000	$1.67

Weighted average assumptions
For the period ended	2019	2018	2017
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	-
Expected volatility in the price of common shares	65%	65%	-
Risk free interest rate	1.68%	1.75%	-
Weighted average fair market value per share at grant date	$0.52	$1.06	$-
Intrinsic (or “in-the-money”) value per share of options exercised	$-	$0.59	$-